Revenue - Schedule of Contract Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Contract assets:
Service contracts	$ 4,255,965	$ 3,980,380	$ 3,153,022
Contract liabilities
Advance sales receipts	$ 1,381,821	$ 578,219	$ 988,753